NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NETINCOME(LOSS)PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share:

	Year ended December 31,
	2013	2012	2011
Numerator:

Net income (loss) attributable to Syneron's shareholders	$1,647	$(1,343)	$(50,795)

Denominator:
Total weighted average number of shares outstanding used in computing:
Basic net income (loss) per share	35,921,848	35,474,693	35,158,191
Diluted net income (loss) per share	36,203,848	35,474,693	35,158,191

Basic and diluted net income (loss) per share	$0.04	$(0.04)	$(1.44)

Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Income (Loss) Per Share
The following numbers of shares were excluded from the computation of diluted net income (loss) per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2013	2012	2011

Ordinary shares	3,184,294	4,513,130	3,603,423